Subsidy Income (Tables)	12 Months Ended
Dec. 31, 2013
Subsidy Income [Abstract]
Schedule of interest subsidies and related outstanding loans

	During the Year Ended December 31, 2013
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013.	793,512	7,575
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by January 10, 2013.	793,512	8,282
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013.	3,174,049	30,302
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 29, 2014, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd., had been repaid in January 14, 2014 and refinanced in January 16, 2014.	818,277	6,944
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 24, 2014 with buildings provided by major shareholder as collateral and guaranteed by the same shareholder.	1,636,554	3,788
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by November 21, 2014, with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral and guaranteed by the major shareholders.	1,636,554	1,263

	$8,852,458	$58,154

	During the Year Ended December 31, 2012
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Bank of China, annual interest rate of 6.56%, due by October 25, 2012 with buildings and land use rights provided by the shareholders as collateral.	$4,761,073	$108,738
Loan payable to Bank of China, annual interest rate of 6%, due by November 5, 2014, guaranteed by the shareholders.	4,443,669	19,116
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	793,512	621
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by September 13, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	3,142,308	62,919
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 10, 2013, guaranteed by the major shareholders.	793,512	22,033
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by August 21, 2012 with no collateral provided.	793,512	10,799
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013 with buildings as collateral.	3,174,049	24,565
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 7, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,047,436	22,939
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,333,101	13,451
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 1, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,047,436	7,454

	$21,329,608	$292,635